SEWARD & KISSEL LLP
                               901 K Street, N.W.
                                   Suite 800
                             Washington, D.C. 20001
                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184


                                                   March 10, 2016


VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

         Re:     AB Fixed-Income Shares, Inc.
                 - AB Government STIF Portfolio
                 (the "Fund")
                 File Nos. 33-34001 and 811-06068
                 -------------------------------------------

Dear Sir or Madam:

      Attached herewith for filing on behalf of the Fund is the Fund's preliminary Proxy Statement under Section 14 of the Securities Exchange Act of 1934, as amended, and Rule 14a-6 thereunder.

      Please call Paul M. Miller or the undersigned at (202) 737-8833 with any comments or questions.

                                                      Sincerely,


                                                      /s/ Anna C. Weigand
                                                      -------------------
                                                          Anna C. Weigand

Attachment
cc:  Paul M. Miller